                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):      [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mohnish Pabrai
Address:   114 Pacifica
           Suite 240
           Irvine, CA 92618-3321

Form 13F File Number:  028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mohnish Pabrai
Title:   Individual
Phone:   (949) 275-5652

Signature, Place, and Date of Signing:


         /s/ Mohnish Pabrai           Irvine, CA           November 14, 2006
         ---------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

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                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     14

Form I3F Information Table Value Total:     $241,558 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN 2  COLUMN 3      COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------           --------  --------      --------   ---------------------  ----------   --------   -------------------------

                         TITLE
                         OF                      VALUE      SHRS OR     SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER           CLASS     CUSIP         (X$1000)   PRN AMT     PRN  CALL  DISCRETION   MANAGERS   SOLE      SHARED     NONE
--------------           --------  --------      --------   -------     ---  ----  ----------   --------   ----      ------     ----

ABX Air, Inc.             COM      00080S101      22,720    4,042,691   SH          Sole        None      4,042,691

Berkshire Hathaway        B        084670 20 7    302       95          SH          Sole        None      95

Bio Scrip, Inc.           COM      09069N 10 8    8,666     2,869,382   SH          Sole        None      2,869,382

Delta Financial Corp.     COM      247918105      4,281     464,301     SH          Sole        None      464,301

Fairfax Finl Hldngs
Ltd                       SUB VTG  303901 10 2    30,771    236,501     SH          Sole        None      236,501

Fidelity Nat'l Title

Group, Inc.               COM      3162OR105      23,584    1,125,201   SH          Sole        None      1,125,201

Genco Shipping &

Trading Ltd.              COM      Y2685T 10 7    2,212     97,622      SH          Sole        None      97,622

Harvest Nat Res Inc.      COM      41754V 10 3    34,982    3,379,860   SH          Sole        None      3,379,860

Ipsco Inc.                COM      462622 10 1    48,303    557,318     SH          Sole        None      557,318

Lear Corp.                COM      521865105      3,314     160,101     SH          Sole        None      160,101

MDC Holdings Inc.         COM      552676108      30,240    651,017     SH          Sole        None      651,017

Pinnacle Airlines Corp.   COM      723443107      15,517    2,094,002   SH          Sole        None      2,094,002

Star Gas Partners LP      UNITS
                          LTD
                          PRTN     85512C 10 5    10,945    4,395,415   SH          Sole        None      4,395,415

Universal Stainless &
Alloy, Inc.               COM      913837 10 0    5,721     254,251     SH          Sole        None      254,251


